Income Tax - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019
Deferred tax assets:
Accrued compensation and other benefits	$ 2	$ 2
Deferred revenue	24	20
Share-based compensation	3
Net operating losses	74	31
Credits	51	10
Intangibles	151
Interest expense carryforward	5	2
Other	0
Total deferred tax assets	310	65
Deferred tax liabilities:
Licenses and intangibles		(6)
Unremitted earnings of non-US subsidiaries	(1)	(2)
Investment in partnership	(78)	(188)
Other	0
Total deferred tax liabilities	(79)	(196)
Valuation allowance	(212)	(4)
Net deferred tax assets (liabilities)	19	135
Deferred tax assets	24	21
Deferred tax liabilities	$ (5)	$ (156)